Investment in Affiliate (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2013	Dec. 31, 2012 Box Ships Inc.	Sep. 30, 2012 Box Ships Inc.	Dec. 31, 2011 Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company					3,437,500		3,437,500
Percentage of ownership in Box Ships				13.80%	16.40%		21.10%
Price of Box Ships common stock					$ 4.1	$ 5.95
Fair value of the investment in Box Ships Inc.					$ 14,093,750	$ 20,453,125
Loss on investment in affiliate	$ 16,985,066	$ 0	$ 0		$ 16,985,066